Share based compensation - Compensation expense recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
RSUs
Share based compensation
Total compensation expense recognized	$ 6,475	$ 9,873
RSUs | Research and development expenses
Share based compensation
Total compensation expense recognized	1,141	2,210
RSUs | Selling, general and administrative expenses
Share based compensation
Total compensation expense recognized	5,334	$ 7,663
Performance Shares
Share based compensation
Total compensation expense recognized	$ 29